Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amount	$ 638,996	$ 592,440
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	2,395,506
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,970,000	1,772,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	426,000	352,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0	$ 0